CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 20,357	$ 11,334
Accounts receivable	67,877	43,668
Due from affiliate	0	774
Other assets	4,741	3,339
Total current assets	92,975	59,115
Property, plant and equipment, net	1,158,081	832,602
Intangible assets, net:
Favorable gas gathering contracts	17,880	19,958
Contract intangibles	383,306	229,596
Rights-of-way	100,991	87,894
Total intangible assets, net	502,177	337,448
Goodwill	115,888	45,478
Other noncurrent assets	14,618	6,296
Total assets	1,883,739	1,280,939
Current liabilities:
Trade accounts payable	25,117	18,697
Due to affiliate	653	0
Deferred revenue	1,555	865
Ad valorem taxes payable	8,375	8,302
Accrued interest	12,144	16
Other current liabilities	11,729	5,007
Total current liabilities	59,573	32,887
Long-term debt	586,000	199,230
Noncurrent liability, net (Note 4)	6,374	7,420
Deferred revenue	29,683	10,899
Other noncurrent liabilities	372	255
Total liabilities	682,002	250,691
Commitments and contingencies (Note 12)
Common limited partner capital (29,079,866 units issued and outstanding at December 31, 2013 and 24,412,427 units issued and outstanding at December 31, 2012)	566,532	418,856
Subordinated limited partner capital (24,409,850 units issued and outstanding at December 31, 2013 and 2012)	379,287	380,169
General partner interests (1,091,453 units issued and outstanding at December 31, 2013 and 996,320 issued and outstanding at December 31, 2012)	23,324	20,222
Summit Investments' equity in contributed subsidiaries	232,594	211,001
Total partners' capital	1,201,737	1,030,248
Total liabilities and partners' capital	$ 1,883,739	$ 1,280,939